Submission	May 08, 2025
Submission [Line Items]
Central Index Key	0001057877
Registrant Name	IDACORP INC
Registration File Number	333-285140
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES